Inventories	12 Months Ended
Dec. 31, 2025
Inventories [abstract]
Inventories
10.
Inventories

	December 31, 2024
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,854,743	(160,149)	2,694,594

	December 31, 2025
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	3,512,294	(155,791)	3,356,503

The cost of inventories recognized as an expense for the year:

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Cost of revenue	17,723,687	19,834,784	21,382,972
Gain on disposal of scrapped materials	—	(56,959)	(53,486)
Loss on abandonment	2,483	102	15,356
Allowance for (reversal of) inventory valuation and obsolescence loss	80,633	(26,114)	(4,358)
	17,806,803	19,751,813	21,340,484
a)
Reversal of inventory valuation and obsolescence loss in 2024 was mainly due to the reversal of previously recognized obsolescence losses by utilizing and selling obsolete raw materials. Reversal of inventory valuation and obsolescence loss in 2025 was mainly due to the reversal of previously recognized obsolescence losses upon the actual scrapping of raw materials.
b)
No inventories of the Group were pledged to others.